Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($)	3 Months Ended			12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	$ 1,659,500,000	$ 1,520,461,000		$ 1,659,500,000	$ 1,520,461,000
Intangible assets, Accumulated Amortization	744,854,000	653,626,000		744,854,000	653,626,000
Intangible asset amortization expense				91,200,000	73,900,000	$ 74,300,000
Future amortization expense, in 2018	89,600,000			89,600,000
Future amortization expense, in 2019	86,700,000			86,700,000
Future amortization expense, in 2020	84,400,000			84,400,000
Future amortization expense, in 2021	83,100,000			83,100,000
Future amortization expense, in 2022	80,800,000			80,800,000
Impairment of goodwill	0	0	$ 0
Other [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	62,805,000	62,807,000		62,805,000	62,807,000
Intangible assets, Accumulated Amortization	26,557,000	20,248,000		26,557,000	20,248,000
Other [Member] | Entity Nucor Obtained Control Of [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets, Gross Amount	36,300,000	36,300,000		36,300,000	36,300,000
Intangible assets, Accumulated Amortization	$ 6,200,000	$ 2,100,000		$ 6,200,000	$ 2,100,000
Minimum [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets, useful life				5 years
Maximum [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Intangible assets, useful life				22 years